SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stock Repurchase Activity under Current Stock Repurchase Program
The following table summarizes share repurchase activity under our current share repurchase program:

($ in millions, except per share amounts)	Number of Shares Repurchased	Cost of Shares Repurchased	Average Price Paid per Share
As of December 30, 2016	9,672,629	$609	$62.90
For the year ended December 31, 2017	767,876	88	115.00
As of December 31, 2017	10,440,505	$697	$66.73

Cash Dividend Declared
We declared cash dividends to holders of common stock during the year ended December 31, 2017 as follows:

Declaration Date	Shareholder Record Date	Distribution Date	Dividend per Share
February 9, 2017	February 23, 2017	March 9, 2017	$0.35
May 11, 2017	May 25, 2017	June 8, 2017	$0.35
September 7, 2017	September 21, 2017	October 5, 2017	$0.35
December 7, 2017	December 21, 2017	January 4, 2018	$0.40